INVENTORY	6 Months Ended	9 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
INVENTORY [Text Block]	NOTE 3 – INVENTORY Inventories consist of the following at:
	September 30, 2013	March 31, 2013
Raw materials	$53,937	$5,125
Finished goods	49,850	2,448
Totals	$103,787	$7,573
NOTE 3 – INVENTORY Inventories consist of the following at March 31, 2013:
Raw materials	$5,125
Finished goods	2,449
$7,574